Consolidated Balance Sheet $ in Thousands	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Current Assets
Cash and Cash Equivalents	€ 109,794,680	€ 44,314,050
Financial Assets at Fair Value through Profit or Loss	287,937,972	20,454,949
Other Financial Assets at Amortized Cost	649,713,342	207,735,195
Accounts Receivable	83,354,276	15,081,702
Financial Assets from Collaborations	42,870,499	0
Income Tax Receivables	401,826	145,817
Other Receivables	2,159,475	1,613,254
Inventories, Net	9,962,657	288,212
Prepaid Expenses and Other Current Assets	20,621,493	14,059,627
Total Current Assets	1,206,816,220	303,692,806
Non-current Assets
Property, Plant and Equipment, Net	6,323,753	4,652,838
Right-of-Use Assets, Net	44,417,767	43,160,253
Patents, Net	1,937,856	2,981,282
Licenses, Net	11,835,619	2,350,002
Licenses for Marketed Products	55,485,886	0
In-process R&D Programs	0	35,683,709
Software, Net	115,788	107,137
Goodwill	1,619,233	3,676,233
Other Financial Assets at Amortized Cost, Net of Current Portion	196,587,542	84,922,176
Shares at Fair Value through Other Comprehensive Income	0	14,076,836
Deferred Tax Asset	132,806,097	0
Prepaid Expenses and Other Assets, Net of Current Portion	1,567,259	1,136,030
Total Non-currentAssets	452,696,800	192,746,496
Total Assets	1,659,513,020	496,439,302
Current Liabilities
Accounts Payable and Accruals	128,554,203	57,041,902
Current Portion of Lease Liabilities	3,055,608	2,515,097
Tax Liabilities	65,727,675	94,732
Other Provisions	0	323,000
Current Portion of Contract Liability	2,543,903	1,570,801
Current Portion of Convertible Bond	422,945	0
Current Portion of Financial Liabilities from Collaborations	154,895	0
Convertible Bonds due to Related Parties	0	12,324
Total Current Liabilities	200,459,229	61,557,856
Non-current Liabilities
Lease Liabilities, Net of Current Portion	41,963,794	40,041,581
Other Provisions, Net of Current Portion	1,527,756	23,166
Contract Liability, Net of Current Portion	71,830	114,927
Deferred Tax Liability	5,057,465	0
Convertible Bond, Net of Current Portion	272,759,970	0
Financial Liabilities from Collaborations, Net of Current Portion	516,350,960	0
Total Non-currentLiabilities	837,731,774	40,179,674
Total Liabilities	1,038,191,003	101,737,530
Stockholders' Equity
Common Stock Ordinary Shares Issued (32,890,046 and 31,957,958 for 2020 and 2019, respectively) Ordinary Shares Outstanding (32,758,632 and 31,732,158 for 2020 and 2019, respectively)	32,890,046	31,957,958
Treasury Stock (131,414 and 225,800 shares for 2020 and 2019, respectively), at Cost	(4,868,744)	(8,357,250)
Additional Paid-inCapital	748,978,506	628,176,568
Other Comprehensive Income Reserve	2,211,419	(1,295,718)
Accumulated Deficit	(157,889,210)	(255,779,786)
Total Stockholders' Equity	621,322,017	394,701,772
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 1,659,513,020	€ 496,439,302